Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	March 31,	December 31,
	2020	2019
Furniture, fixtures, and office equipment	$1,026,991	$944,105
Computers	1,183,916	859,426
Leasehold improvements	320,296	223,145

Total	2,531,203	2,026,676
Less: Accumulated depreciation and amortization	654,821	416,024

	$1,876,382	$1,610,652

Property and equipment consisted of the following:

	December 31, 2019	December 31, 2018
	(Successor)	(Predecessor)
Furniture, fixtures, and office equipment	$944,105	$893,287
Computers	859,426	600,139
Leasehold improvements	223,145	310,520

Total	2,026,676	1,803,946
Less: Accumulated depreciation and amortization	416,024	556,797

	$1,610,652	$1,247,149